Lease Liabilities - Repayment terms (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Lease liabilities
Lease liabilities	R 17,719	R 7,770	R 7,624
Leases repayable in monthly instalments over 15 to 30 years ending December 2050
Lease liabilities
Carrying value of property, plant and equipment pledged as collateral	1,676	1,461
Lease liabilities	R 1,947	1,643
Leases repayable in monthly instalments over 15 to 30 years ending December 2050 | Minimum
Lease liabilities
Repayment term	15 years
Leases repayable in monthly instalments over 15 to 30 years ending December 2050 | Maximum
Lease liabilities
Repayment term	30 years
Leases repayable in monthly instalments over 15 to 30 years ending December 2050 | Variable | Minimum
Lease liabilities
Borrowings, interest rate	8.00%
Leases repayable in monthly instalments over 15 to 30 years ending December 2050 | Variable | Maximum
Lease liabilities
Borrowings, interest rate	9.50%
Leases repayable in monthly instalments over 15 to 30 years ending December 2050 | Fixed | Minimum
Lease liabilities
Borrowings, interest rate	6.25%
Leases repayable in monthly instalments over 15 to 30 years ending December 2050 | Fixed | Maximum
Lease liabilities
Borrowings, interest rate	16.58%
Leases repayable in monthly instalments over 20 years ending September 2036
Lease liabilities
Repayment term	20 years
Lease liabilities	R 3,583
Leases repayable in monthly instalments over 20 years ending September 2036 | Fixed
Lease liabilities
Borrowings, interest rate	10.94%
Leases repayable in monthly instalments over 1 to 47 years ending October 2067
Lease liabilities
Carrying value of property, plant and equipment pledged as collateral	R 3,632	5,908
Lease liabilities	R 10,411	6,030
Leases repayable in monthly instalments over 1 to 47 years ending October 2067 | Minimum
Lease liabilities
Repayment term	1 year
Leases repayable in monthly instalments over 1 to 47 years ending October 2067 | Maximum
Lease liabilities
Repayment term	47 years
Leases repayable in monthly instalments over 1 to 47 years ending October 2067 | Variable
Lease liabilities
Borrowings, interest rate	10.62%
Leases repayable in monthly instalments over 1 to 47 years ending October 2067 | Fixed | Minimum
Lease liabilities
Borrowings, interest rate	1.00%
Leases repayable in monthly instalments over 1 to 47 years ending October 2067 | Fixed | Maximum
Lease liabilities
Borrowings, interest rate	15.35%
Other lease liabilities
Lease liabilities
Lease liabilities	R 1,778	R 97